Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Nov. 22, 2017
Document Effective Date	Nov. 28, 2017
Prospectus Date	Nov. 28, 2017
O'Shaughnessy Enhanced Dividend Fund | Class I
Prospectus:
Trading Symbol	OFDIX
O'Shaughnessy Market Leaders Value Fund | Class I
Prospectus:
Trading Symbol	OFVIX
O'Shaughnessy Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	OFSIX
O'Shaughnessy Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	OFMIX
Class A, C Prospectus | O'Shaughnessy All Cap Core Fund | Class A
Prospectus:
Trading Symbol	OFAAX
Class A, C Prospectus | O'Shaughnessy All Cap Core Fund | Class C
Prospectus:
Trading Symbol	OFACX
Class I Prospectus | O'Shaughnessy All Cap Core Fund | Class I
Prospectus:
Trading Symbol	OFAIX